Commitments and Contingencies - Loans Sold to Investors (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Loan Repurchase Demand Liability Rollforward [Abstract]
Beginning Balance	$ 5,087	$ 5,087
Settlements	(175)	0
Ending Balance	$ 4,912	$ 5,087